Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

December 31,
Input:	2021
Risk-free interest rate	1.26%
Expected term (years)	5.28
Expected volatility	18.8%
Exercise price	$11.50
Stock Price	$9.96

	December 31,	December 31,
Input:	2021	2020
Risk-free interest rate	1.26%	0.36%
Expected term (years)	5.28	5.49
Expected volatility	18.8%	22.7%
Exercise price	$11.50	$11.50
Stock Price	$9.96	$10.22

TEMPO AUTOMATION INC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

September 30, 2022
Expected term	0.15 years
Discount rate	20.00%
Probability of Qualified Financing	90.00%

Schedule of warrants outstanding

As of December 31, 2021, the Company has the following liability-classified warrants outstanding:

Equity-Type	Shares	Exercise Price	Issuance Date	Expiration Date
Series A Preferred Stock	58,736	$1.15	11/24/2015	11/24/2025
Series A Preferred Stock	26,112	1.15	11/22/2016	11/22/2026
Series B Preferred Stock	38,543	2.76	10/13/2017	10/13/2027
Series C Preferred Stock	108,000	0.94	1/29/2021	1/29/2031
Common Stock	533,333	1.51	6/24/2021	6/24/2031
	764,724

Schedule of liability-classified warrant activity

Fair Value
Warrants outstanding - January 1, 2022	$5,573
Warrants issued and modified	32,514
Change in fair value, net	(5,652)
Warrants outstanding - September 30, 2022	$32,435

(in ’000s)
Fair Value
Warrants outstanding – January 1, 2020	$133
Change in fair value, net	(47)
Warrants outstanding - December 31, 2020	86
Warrants issued	1,245
Change in fair value, net	4,242
Warrants outstanding – December 31, 2021	$5,573

Warrant Classified As Equity | TEMPO AUTOMATION INC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

The following common stock warrants were outstanding as of September 30, 2022:

Warrants to purchase	# of Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	182,500	$0.94	6/3/2020	6/3/2030
Common Stock	109,080	1.51	6/23/2021	6/22/2031
	291,580

	June, 2021	June, 2020	October, 2021
Expected term	10 years	10 years	3 years
Expected volatility	64.01%	56.49%	48.5%
Risk-free interest rate	1.50%	0.66%	0.70%
Expected dividends	0.00%	0.00%	0.00%
Weighted average fair value of common stock warrant	$1.07	$0.60	$3.79

Warrant Classified As Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of warrants outstanding

As of September 30, 2022, the Company has the following liability-classified warrants outstanding:

Warrants to purchase	# of Shares	Exercise Price		Issuance Date	Expiration Date
Series A Preferred Stock	58,736	$1.15		11/24/2015	11/24/2025
Series A Preferred Stock	26,112	1.15		11/22/2016	11/22/2026
Series B Preferred Stock	38,543	2.76		10/13/2017	10/13/2027
Series C Preferred Stock	108,000	0.94	*	1/29/2021	1/29/2031
Series C Preferred Stock	186,667	2.82	*	1/20/2022	1/20/2032
Series C Preferred Stock	10,000,000	2.82	*	8/25/2022	8/25/2032
Series C Preferred Stock	8,262,167	2.82	*	9/30/2022	9/30/2032
Common Stock	533,333	1.51		6/24/2021	6/24/2031
Common Stock**	2,363,000	2.82	*	10/11/2021	10/11/2024
	21,576,558

*Upon a change in control transaction, the exercise price of these warrants resets to $0.

**These common stock warrants were converted from equity classified instruments to liability classified instruments as a result of August 2022 Bridge Note agreements (see Note 8).

Warrant Classified As Liability | TEMPO AUTOMATION INC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

	September 30,	December 31,
	2022	2021
Expected term	3.00 years	3.89 - 9.48 years
Expected volatility	61.00%	64.29% - 64.44%
Risk-free interest rate	3.46%	1.12% - 1.52%
Expected dividends	0%	0%

	December 31, 2021	December 31, 2020
Expected term	3.89 - 9.48 years	4.89‑6.78 years
Expected volatility	64.29% - 64.44%	58.17% - 59.84%
Risk-free interest rate	1.12% - 1.52%	0.36% - 0.51%
Expected dividends	0%	0%
Fair value of warrants	$1.17 - $7.71	$1.16 - $1.56